INVESTMENTS (Tables)	12 Months Ended
Oct. 31, 2011
Schedule of Investments [Abstract]
Marketable Securities
The following table summarizes the company's equity investments as of October 31, 2011 and 2010 (net book value):

	October 31,
	2011	2010
	(in millions)
Long-Term
Cost method investments	$65	$80
Trading securities	49	52
Available-for-sale investments	3	10
Total	$117	$142

Available-for-sale Securities
Investments in available-for-sale securities at estimated fair value were as follows as of October 31, 2011 and October 31, 2010:

	October 31, 2011				October 31, 2010
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in millions)
Equity securities	1	2	—	3	4	6	—	10
	$1	$2	$—	$3	$4	$6	$—	$10

Other income (expense) for realized gains and losses on sale of available-for-sale securities and other than temporary impairments
Amounts included in other income (expense), net for realized gains and losses on the sale of available-for-sale securities and other than temporary impairments were as follows:

	Years Ended October 31,
	2011	2010	2009
	(in millions)
Available-for-sale investments — realized gain	$6	$2	$1
Other than temporary impairment on investments	$—	$—	$(9)